Total
(John Hancock Science & Technology Trust)
Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - (John Hancock Science & Technology Trust)		Series I	Series II	NAV
Management fee	[1]	0.94%	0.94%	0.94%
Distribution and service (Rule 12b-1) fees		0.05%	0.25%	none
Other expenses		0.04%	0.04%	0.04%
Total annual fund operating expenses		1.03%	1.23%	0.98%
Fee Waiver or Reimbursement	[2]	(0.01%)	(0.01%)	(0.01%)
Total annual fund operating expenses after expense reimbursements		1.02%	1.22%	0.97%
[1]	“Management fee” has been restated to reflect the contractual management fee schedule effective June 1, 2022.
[2]	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2024, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

The examples are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that $10,000 is invested in the fund for the periods indicated and then all shares are redeemed at the end of those periods. The examples also assume that the investment has a 5% return each year and that the fund’s operating expenses remain the same. The expense example does not reflect fees and expenses of any variable insurance contract that may use the fund as its underlying investment option and would be higher if they did. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (John Hancock Science & Technology Trust) - USD ($)	1 year	3 years	5 years	10 years
Series I	104	327	568	1,259
Series II	124	389	675	1,488
NAV	99	311	541	1,200

A note on performance

Effective June 23, 2022, T. Rowe Price Associates, Inc. (T. Rowe Price) became the fund’s sole subadvisor. Prior to June 23, 2022, the fund was managed by both T. Rowe Price and a different subadvisor. The performance presented prior to June 23, 2022 should not be attributed to the sole management of the fund by T. Rowe Price. The fund’s performance shown below might have differed materially had T. Rowe Price solely managed the fund prior to June 23, 2022.